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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21786

ING Global Advantage and Premium
Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30,2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Advantage and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 98.0%
		Australia: 2.1%
15,424		Alumina Ltd.	$12,891
4,015		Aristocrat Leisure Ltd.	10,407
66,987		Australia & New Zealand Banking Group Ltd.	656,167
51,303		Bendigo Bank Ltd.	376,395
36,060		BHP Billiton Ltd.	681,425
184,826		BlueScope Steel Ltd.	487,314
41,008		Caltex Australia Ltd.	200,230
13,618		Computershare Ltd.	59,254
10,791		CSL Ltd.	247,497
44,494		Lion Nathan Ltd.	254,604
242,596		Macquarie Airports Management Ltd.	325,221
17,364		Macquarie Group Ltd.	343,027
31,430		Metcash Ltd.	82,347
250,140		Qantas Airways Ltd.	383,582
151,304		Telstra Corp., Ltd.	404,613
6,309		Woodside Petroleum Ltd.	150,077
4,176		Woolworths Ltd.	73,850
			4,748,901
		Austria: 0.2%
12,640		OMV AG	320,390
732		Telekom Austria AG	9,776
5,756		Voestalpine AG	122,280
600		Wienerberger AG	8,513
			460,959
		Belgium: 0.2%
2,213		Belgacom SA	80,218
218		Colruyt SA	47,069
163		Delhaize Group	9,810
7,900	@	Fortis - STRIP VVPR	100
889		Groupe Bruxelles Lambert SA	65,745
15,190		InBev NV	250,165
406		Mobistar SA	27,853
			480,960
		Bermuda: 0.2%
1,150		SeaDrill Ltd. ADR	9,385
22,650	S	Tyco Electronics Ltd.	373,272
			382,657
		Denmark: 0.0%
2		AP Moller - Maersk A/S - Class B	10,318
700		Danske Bank A/S	8,232
1,000		Novo-Nordisk A/S	51,345
225	@	Vestas Wind Systems A/S	10,200
			80,095
		Finland: 0.6%
8,257		Elisa OYJ	119,053
86,057		Nokia OYJ	1,219,309
1,163		Orion OYJ	17,043
2,667		Sampo OYJ	49,643
			1,405,048
		France: 3.9%
1,806		AXA SA	34,321
17,163		BNP Paribas	951,094
265		Bouygues SA	10,896
20,188		Carrefour SA	764,983
595		Christian Dior SA	27,470
613	@	Compagnie Generale de Geophysique SA	10,127
7,017		Compagnie Generale des Etablissements Michelin	336,959
2,595		Credit Agricole SA	28,998
868		Eiffage SA	39,648
26,965		France Telecom SA	693,682
3,296		Gaz de France	132,264
10,556		Lafarge SA	583,647
844		M6-Metropole Television	14,205
16,349		Peugeot SA	297,432
3,019		PPR	143,959
726		Renault SA	16,059
21,620		Sanofi-Aventis	1,195,205
10,864		Schneider Electric SA	685,858
353		Societe BIC SA	17,955
32,675		Total SA	1,716,675
96		Vallourec	10,249
396		Veolia Environnement	9,924
5,610		Vinci SA	226,384
29,693		Vivendi	843,330
			8,791,324

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2008 (Unaudited) (continued)

Shares		Value
	Germany: 3.6%
304	Adidas AG	$9,463
1,241	Allianz AG	102,375
15,826	BASF AG	505,087
695	Bayer AG	36,062
1,155	Beiersdorf AG	63,833
1,332	Celesio AG	33,474
326	DaimlerChrysler AG	10,205
19,331	Deutsche Bank AG	685,718
39,392	Deutsche Lufthansa AG	517,242
49,472	Deutsche Post AG	706,168
52,059	Deutsche Telekom AG	719,284
30,991	E.ON AG	1,085,939
3,037	Fresenius Medical Care AG & Co. KGaA	132,424
16,633	Hannover Rueckversicheru - Reg	380,381
1,106	Metro AG	33,865
5,045	Muenchener Rueckversicherungs AG	684,875
10,267	RWE AG	857,660
169	Salzgitter AG	11,680
1,276	SAP AG	43,407
7,901	Siemens AG	472,801
14,503	ThyssenKrupp AG	291,132
1,140	United Internet AG	7,343
1,908	Volkswagen AG	680,499
		8,070,917
	Greece: 0.1%
786	Alpha Bank AE	8,036
703	Coca-Cola Hellenic Bottling Co. SA	10,896
636	Hellenic Telecommunications Organization SA	9,226
10,474	National Bank of Greece SA	201,566
2,924	OPAP SA	72,417
844	Public Power Corp.	12,426
		314,567
	Hong Kong: 1.0%
1,900	Esprit Holdings Ltd.	9,011
27,000	Hang Lung Properties Ltd.	58,609
33,200	Hang Seng Bank Ltd.	426,117
216,000	Hong Kong & China Gas	387,085
1,100	Hong Kong Exchanges and Clearing Ltd.	8,722
18,000	HongKong Electric Holdings	101,500
157,000	Hopewell Holdings	411,193
7,000	Hutchison Whampoa Ltd.	35,385
470,000	New World Development Ltd.	373,852
20,000	Orient Overseas International Ltd.	32,088
72,000	Pacific Basin Shipping Ltd.	31,036
232,000	Shangri-La Asia Ltd.	301,620
		2,176,218
	Ireland: 0.0%
2,516	Allied Irish Banks PLC	8,666
		8,666
	Italy: 1.9%
22,897	Banche Popolari Unite Scpa	330,163
19,836	Banco Popolare Scarl	181,956
130,172	Enel S.p.A.	814,175
21,641	ENI S.p.A.	491,199
75,617	Fiat S.p.A	558,003
2,377	Finmeccanica S.p.A.	29,732
226,284	Intesa Sanpaolo S.p.A.	681,567
312,307	Parmalat S.p.A	506,312
302,502	UniCredito Italiano S.p.A.	691,650
		4,284,757
	Japan: 10.7%
10,500	Acom Co., Ltd.	416,011
9,000	Amada Co., Ltd.	41,510
13,800	Asahi Breweries Ltd.	241,506
5,800	Casio Computer Co., Ltd.	32,880
78	Central Japan Railway Co.	661,121
400	Chubu Electric Power Co., Inc.	11,022
31,500	Credit Saison Co., Ltd.	420,618
53,000	Daihatsu Motor Co., Ltd.	384,506
31,200	Daiichi Sankyo Co., Ltd.	639,707
46,000	Daiwa House Industry Co., Ltd.	386,162
10,800	Electric Power Development Co.	376,879
400	Fuji Photo Film Co., Ltd.	9,789
2,300	Hitachi Chemical Co. Ltd.	22,195
146,000	Hitachi Ltd.	678,630
115,000	Hokugin Financial Group, Inc.	239,852
38	Inpex Holdings, Inc.	243,474
209,000	Isuzu Motors Ltd.	260,390
56,000	Itochu Corp.	284,212
400	Japan Petroleum Exploration Co.	16,061
1,000	JGC Corp.	11,617
5,100	JSR Corp.	55,473
23,000	Kao Corp.	658,944

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2008 (Unaudited) (continued)

Shares			Value
		Japan (continued)
111		KDDI Corp.	$723,470
3,100		Keyence Corp.	515,232
56,000		Kirin Brewery Co., Ltd.	682,072
43,700		Komatsu Ltd.	525,450
22,400		Konami Corp.	505,871
58,000		Konica Minolta Holdings, Inc.	427,479
3,100		Kyushu Electric Power Co., Inc.	73,437
1,100		Leopalace21 Corp.	10,370
8,700		Makita Corp.	169,332
20,600		Millea Holdings, Inc.	498,564
7,000	@	Mitsubishi Motors Corp.	9,777
111,700		Mitsubishi UFJ Financial Group, Inc.	620,288
61,000		Mitsui & Co., Ltd.	542,092
2,000		Mitsui OSK Lines Ltd.	10,649
15		Mizuho Financial Group, Inc.	39,825
4,400		Namco Bandai Holdings, Inc.	43,944
36,000		NGK Insulators Ltd.	383,786
15,000		NHK Spring Co., Ltd.	54,021
300		Nintendo Co., Ltd.	93,266
7,000		Nippon Electric Glass Co., Ltd.	40,065
13,000		Nippon Oil Corp.	48,966
70,000		Nippon Sheet Glass Co., Ltd.	203,209
158,000		Nippon Steel Corp.	494,518
2,000		Nippon Yusen KK	10,883
195,000		Nishi-Nippon City Bank Ltd.	407,923
6,000		Nitto Denko Corp.	100,651
3		NTT Data Corp.	10,817
206		NTT DoCoMo, Inc.	344,583
2,500		Omron Corp.	32,571
157,000		Osaka Gas Co., Ltd.	597,760
9,600		Otsuka Corp.	435,081
17,850		Promise Co., Ltd.	368,344
395		Resona Holdings, Inc.	552,551
9,000		Sankyo Co., Ltd.	492,889
22,000	@	Sanyo Electric Co., Ltd.	34,909
14,100		Secom Co., Ltd.	656,285
11,800		Shimano, Inc.	437,017
5,400		Shin-Etsu Chemical Co., Ltd.	206,604
5,000		Shiseido Co., Ltd.	93,123
29,000		Sony Corp.	564,094
35,700		Stanley Electric Co., Ltd.	431,086
73,300		Sumitomo Electric Industries Ltd.	553,308
3,000		Sumitomo Heavy Industries	11,272
76,000		Sumitomo Metal Mining Co., Ltd.	721,926
39,000		Suruga Bank Ltd.	395,046
1,900		Suzuken Co., Ltd.	42,578
2,900		Suzuki Motor Corp.	39,182
20,700		Takeda Pharmaceutical Co., Ltd.	1,004,543
33,000		Toho Gas Co., Ltd.	191,686
140,000		Tokyo Gas Co., Ltd.	631,911
1,200		Tokyo Steel Manufacturing Co., Ltd.	11,207
47,300		Toyota Boshoku Corp.	380,369
21,400		Toyota Motor Corp.	685,965
1,000		Toyota Tsusho Corp.	9,497
78		West Japan Railway Co.	346,247
5,000		Yamaguchi Financial Group, Inc.	47,195
1,100		Yamaha Corp.	10,157
16,500		Yamato Kogyo Co., Ltd.	370,128
36,000		Yaskawa Electric Corp.	157,432
			24,195,062
		Luxembourg: 0.3%
34,267		Arcelor Mittal	788,007
			788,007
		Mauritius: 0.1%
1,769,000		Golden Agri-Resources Ltd.	264,792
			264,792
		Netherlands: 2.4%
1,988		Aegon NV	9,442
37,661		ASML Holding NV	574,563
18,762		Heineken NV	517,681
41,373		Koninklijke Philips Electronics NV	675,226
47,159		Reed Elsevier NV	557,590
56,532		Royal Dutch Shell PLC - Class A	1,518,508
45,585		Royal Dutch Shell PLC - Class B	1,196,941
705		Royal KPN NV	9,737
498		TNT NV	10,433
11,213		Unilever NV	261,768
			5,331,889
		New Zealand: 0.1%
58,467		Fletcher Building Ltd.	180,649
			180,649
		Norway: 0.1%
2,200		DnB NOR ASA	8,379

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2008 (Unaudited) (continued)

Shares			Value
		Norway (continued)
16,800		Statoil ASA	$285,017
			293,396
		Portugal: 0.0%
2,864		Energias de Portugal SA	9,743
5,520		Portugal Telecom SGPS SA	41,012
			50,755
		Singapore: 0.5%
234,000		CapitaLand Ltd.	432,447
46,000		City Developments Ltd.	177,948
11,000		Jardine Cycle & Carriage Ltd.	76,652
12,000		Olam International Ltd.	7,507
248,000		United Overseas Land Ltd.	338,343
			1,032,897
		Spain: 2.5%
16,004		ACS Actividades de Construccion y Servicios SA	634,719
82,732		Banco Bilbao Vizcaya Argentaria SA	858,658
1,472		Banco De Sabadell SA	9,759
8,584		Banco Popular Espanol SA	68,568
150,008		Banco Santander Central Hispano SA	1,232,603
321		Gas Natural SDG SA	8,903
1,454		Gestevision Telecinco SA	12,853
112,737		Iberdrola SA	837,014
4,262		Iberia Lineas Aereas de Espana	10,591
2,857		Inditex SA	95,987
12,215		Repsol YPF SA	235,357
81,710		Telefonica SA	1,655,976
1,660		Zardoya-Otis SA	28,828
			5,689,816
		Sweden: 0.2%
4,200		Atlas Copco AB	29,600
1,100		Electrolux AB	9,327
6,700		Hennes & Mauritz AB	247,250
4,000		Sandvik AB	23,549
29,500		TeliaSonera AB	132,337
			442,063
		Switzerland: 4.0%
48,032	@	ABB Ltd.	622,615
216		Baloise Holding AG	12,075
27,965		Credit Suisse Group	819,597
519		Geberit AG - Reg	47,776
13,783		Holcim Ltd.	613,438
11		Lindt & Spruengli AG	21,318
2,258	@	Logitech International SA	29,476
38,986		Nestle SA	1,411,987
40,865		Novartis AG	1,906,933
141		Pargesa Holding SA	10,901
10,884		Roche Holding AG	1,524,787
61		SGS SA	51,926
3,247	@	Swiss Life Holding	200,103
11,224		Swiss Reinsurance	458,597
1,709		Synthes, Inc.	198,027
4,944	@	UBS AG - Reg	61,767
36,789		Xstrata PLC	530,311
2,223		Zurich Financial Services AG	433,582
			8,955,216
		United Kingdom: 7.7%
3,723		3i Group PLC	23,678
5,591		Anglo American PLC	133,105
30,281		AstraZeneca PLC	1,141,772
45,459		Aviva PLC	282,218
137,343		BAE Systems PLC	751,900
136,092		Barclays PLC	360,884
1,107	@	Berkeley Group Holdings PLC	14,412
25,186		BG Group PLC	359,439
47,191		BHP Billiton PLC	853,930
228,670		BP PLC	1,853,357
3,641		British American Tobacco PLC	95,314
13,541		British Energy Group PLC	156,118
156,138		BT Group PLC	323,140
209,710		Cable & Wireless PLC	483,195
888	@	Cairn Energy PLC	23,210
13,660		Capita Group PLC	146,685
28,019		Carphone Warehouse Group	50,848
129,979		Centrica PLC	474,766
25,822		Compass Group PLC	122,208
61,317		Daily Mail & General Trust	279,579
59,788		Diageo PLC	833,639
8,029		Experian Group Ltd.	48,824
45,300		GlaxoSmithKline PLC	783,508
139,512		HBOS PLC	196,953
3,489		Home Retail Group	10,954
155,369		HSBC Holdings PLC	1,694,988
8,535		Imperial Tobacco Group PLC	213,073

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2008 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
108,650		International Power PLC	$432,016
2,654		Investec PLC	10,916
97,360		J Sainsbury PLC	431,519
15,086		Ladbrokes PLC	43,392
302,039		Legal & General Group PLC	315,856
14,398		Marks & Spencer Group PLC	50,274
2,096		National Grid PLC	21,861
357,785		Old Mutual PLC	303,418
1,163		Reckitt Benckiser PLC	49,438
8,693		Reed Elsevier PLC	72,331
6,538		Rio Tinto PLC	162,621
431,128		Royal Bank of Scotland Group PLC	370,131
24,222		Sage Group PLC	62,151
524		Scottish & Southern Energy PLC	8,915
12,507		Shire Ltd.	172,369
2,631		Smith & Nephew PLC	19,678
21,710		Standard Chartered PLC	283,266
13,372		Standard Life PLC	54,255
182,674		Tesco PLC	832,747
20,631		Thomas Cook Group PLC	51,878
6,152		Unilever PLC	141,261
439,563		Vodafone Group PLC	862,181
133,512		WM Morrison Supermarkets PLC	499,825
18,263		Wolseley PLC	85,965
73,021		WPP PLC	407,641
			17,457,602
		United States: 55.6%
2,528		Abbott Laboratories	132,442
98,300	@	AES Corp.	755,927
25,000	S	Aetna, Inc.	545,500
9,400	@	Affiliated Computer Services, Inc.	380,230
18,950		Aflac, Inc.	877,385
17,300	@	Agilent Technologies, Inc.	325,759
6,800		AK Steel Holding Corp.	53,584
5,550	@	Allied Waste Industries, Inc.	59,607
34,550		Altria Group, Inc.	555,564
12,482		American International Group, Inc.	25,089
33,700		Ameriprise Financial, Inc.	622,102
29,600	@	Amgen, Inc.	1,643,984
9,606		Anadarko Petroleum Corp.	394,326
17,150		AON Corp.	776,895
1,329		Apache Corp.	102,732
10,200	@	Apollo Group, Inc. - Class A	783,768
11,103	@, S	Apple, Inc.	1,028,915
22,691		Archer-Daniels-Midland Co.	621,280
14,650		Assurant, Inc.	318,931
83,200		AT&T, Inc.	2,376,192
8,550	@, S	Autodesk, Inc.	141,845
6,005	@	Autozone, Inc.	655,866
13,800		Baker Hughes, Inc.	480,654
14,900		Ball Corp.	543,105
62,540		Bank of America Corp.	1,016,275
11,650	S	Bank of New York Mellon Corp.	351,947
1,170	@	Barr Pharmaceuticals, Inc.	76,506
26,200		BB&T Corp.	785,214
10,800		Bemis Co.	291,816
12,750	@	Big Lots, Inc.	223,380
13,700	@	Biogen Idec, Inc.	579,647
15,413	S	BJ Services Co.	184,802
2,398		Black & Decker Corp.	101,771
870		Boeing Co.	37,088
42,700		Bristol-Myers Squibb Co.	883,890
19,590	@	Cameron International Corp.	413,349
18,666		Capital One Financial Corp.	642,297
39,746		Centerpoint Energy, Inc.	513,916
22,894		Charles Schwab Corp.	419,647
27,846	S	Chevron Corp.	2,200,112
10,868		Chubb Corp.	558,180
33,409		Cigna Corp.	404,583
112,443	@	Cisco Systems, Inc.	1,859,807
30,000		Citigroup, Inc.	248,700
1,993		CME Group, Inc.	422,416
13,891		Coca-Cola Co.	651,071
43,100		Coca-Cola Enterprises, Inc.	395,658
49,715		Comcast Corp. – Class A	862,058
12,400	@	Computer Sciences Corp.	345,464
37,200	@, S	Compuware Corp.	236,220
47,700		ConAgra Foods, Inc.	703,575
45,050		ConocoPhillips	2,366,026
13,800	@, S	Constellation Brands, Inc.	176,088
24,700		Constellation Energy Group, Inc.	604,409
21,200		Cooper Industries Ltd.	511,768
6,300		Corning, Inc.	56,763

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2008 (Unaudited) (continued)

Shares			Value
		United States (continued)
7,700		Cummins, Inc.	$196,966
3,600		CVS Caremark Corp.	104,148
9,450		Deere & Co.	328,955
83,700	@	Dell, Inc.	934,929
28,000	@	DIRECTV Group, Inc.	616,280
14,265		Discover Financial Services	145,931
27,350		Dover Corp.	815,851
23,550		DTE Energy Co.	875,825
1,435		Eaton Corp.	66,498
40,416	@, S	eBay, Inc.	530,662
5,950		Edison International	198,730
54,912		Eli Lilly & Co.	1,875,245
10,900		Embarq Corp.	355,776
46,750	@	EMC Corp.	494,148
6,963		Entergy Corp.	592,551
14,600	@	Express Scripts, Inc.	839,646
103,750	S	ExxonMobil Corp.	8,315,563
22,000		Family Dollar Stores, Inc.	611,160
25,500		Fidelity National Information Services, Inc.	438,090
7,600		FirstEnergy Corp.	445,208
23,650	@	Fiserv, Inc.	807,411
8,400		Flowserve Corp.	422,772
25,044		Fluor Corp.	1,140,504
23,750	@	Forest Laboratories, Inc.	574,275
2,900	S	Freeport-McMoRan Copper & Gold, Inc.	69,571
20,450	@, S	GameStop Corp.	446,833
66,600		Gap, Inc.	867,132
14,200	S	General Dynamics Corp.	733,714
153,622		General Electric Co.	2,637,690
23,600		Genuine Parts Co.	923,940
2,568		Goldman Sachs Group, Inc.	202,846
19,050		Goodrich Corp.	641,033
200	@	Google, Inc. - Class A	58,592
38,073		H&R Block, Inc.	728,336
15,319		Harris Corp.	534,327
19,750		Hasbro, Inc.	529,300
3,188		Hess Corp.	172,280
83,451		Hewlett-Packard Co.	2,944,151
16,350		Honeywell International, Inc.	455,511
75,000		Hudson City Bancorp., Inc.	1,253,250
27,050		IMS Health, Inc.	355,708
67,450		Intel Corp.	930,810
32,300		International Business Machines Corp.	2,635,680
23,400		International Paper Co.	291,330
68,200	@	Interpublic Group of Cos., Inc.	278,938
3,796		Invesco Ltd.	47,640
27,150		Jabil Circuit, Inc.	178,647
18,700	@	JDS Uniphase Corp.	50,864
4,743		JM Smucker Co.	215,190
25,700		Johnson & Johnson	1,505,506
40,300		Johnson Controls, Inc.	711,698
48,650		JPMorgan Chase & Co.	1,540,259
18,208	@	King Pharmaceuticals, Inc.	174,979
14,007	@	Laboratory Corp. of America Holdings	887,484
13,623	@	Lexmark International, Inc.	356,650
1,285	@	Life Technologies Corp.	33,538
6,900		Lockheed Martin Corp.	532,059
21,400		Loews Corp.	586,146
550		M&T Bank Corp.	35,338
27,395		McDonald’s Corp.	1,609,456
29,850		Medtronic, Inc.	911,022
46,158		Merck & Co., Inc.	1,233,342
1,323		Metlife, Inc.	38,049
74,144		Microsoft Corp.	1,499,192
8,597		Murphy Oil Corp.	378,698
15,400	@	Nasdaq Stock Market, Inc.	331,100
28,880	@	National Oilwell Varco, Inc.	817,015
31,150	S	National Semiconductor Corp.	342,650
100,627		News Corp. - Class A	794,953
16,800		Noble Corp.	450,072
10,150		Northern Trust Corp.	465,784
11,950		Northrop Grumman Corp.	489,353
18,500		Nucor Corp.	660,080
6,695		NYSE Euronext	159,408
24,400		Omnicom Group	690,276
45,738	@	Oracle Corp.	735,924
15,100		Parker Hannifin Corp.	620,308
21,000		Pepsi Bottling Group, Inc.	379,890
2,317		PepsiCo, Inc.	131,374
132,300		Pfizer, Inc.	2,173,689
8,300		PG&E Corp.	315,732
9,828		Philip Morris International, Inc.	414,348
30,050		Pitney Bowes, Inc.	742,536

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2008 (Unaudited) (continued)

Shares			Value
		United States (continued)
2,905		PNC Financial Services Group, Inc.	$153,297
20,450		PPG Industries, Inc.	898,164
2,762		Precision Castparts Corp.	173,177
13,717		Principal Financial Group, Inc.	189,432
52,150		Procter & Gamble Co.	3,355,853
4,522		Progress Energy, Inc.	179,478
3,356		Prudential Financial, Inc.	72,825
16,850	@	QLogic Corp.	178,947
13,872		RadioShack Corp.	136,639
10,217		Regions Financial Corp.	104,111
22,526		Reynolds American, Inc.	925,368
6,050		Robert Half International, Inc.	126,385
1,993	S	Rohm & Haas Co.	136,341
29,119	S	RR Donnelley & Sons Co.	371,558
9,050		Ryder System, Inc.	324,986
27,200		Safeway, Inc.	592,960
95,165		Sara Lee Corp.	873,615
52,150		Schering-Plough Corp.	876,642
9,800		Sempra Energy	457,366
13,900		Sherwin-Williams Co.	819,127
5,750	S	Snap-On, Inc.	207,288
69,300		Southwest Airlines Co.	599,445
1,900	@	Sovereign Bancorp., Inc.	4,693
9,831		Spectra Energy Corp.	159,852
25,400	@	St. Jude Medical, Inc.	711,962
16,992		State Street Corp.	715,533
9,611		Sunoco, Inc.	381,941
35,290		Supervalu, Inc.	420,304
30,950	@	Symantec Corp.	372,329
26,050	@	Teradata Corp.	349,852
13,471		Tesoro Petroleum Corp.	123,798
20,050		Textron, Inc.	305,362
168,607		Time Warner, Inc.	1,525,893
9,150		TJX Cos., Inc.	208,803
12,250		Torchmark Corp.	442,838
5,242		Travelers Cos., Inc.	228,813
8,650	S	United States Steel Corp.	262,960
38,926		UnumProvident Corp.	579,997
42,758		US Bancorp.	1,153,611
37,756		Valero Energy Corp.	692,823
1,798	@	Varian Medical Systems, Inc.	72,567
38,155		Verizon Communications, Inc.	1,245,761
1,879	S	VF Corp.	98,253
56,267		Wal-Mart Stores, Inc.	3,144,193
9,493	@	Waters Corp.	391,396
3,334	@	Watson Pharmaceuticals, Inc.	79,183
8,650	@	WellPoint, Inc.	307,940
64,085		Wells Fargo & Co.	1,851,416
64,600		Windstream Corp.	572,356
16,100		Wyeth	579,761
117,700		Xerox Corp.	822,723
26,430		Xilinx, Inc.	432,395
950		Zions Bancorp.	30,296
			126,007,078
		Total Common Stock
		(Cost $297,403,223)	221,894,291
REAL ESTATE INVESTMENT TRUSTS: 1.0%
		France: 0.2%
3,893		Unibail	523,138
			523,138
		Singapore: 0.2%
309,000	@	Ascendas Real Estate Investment Trust	305,288
			305,288
		United States: 0.6%
6,979		Apartment Investment & Management Co.	80,049
12,272		Equity Residential	373,437
24,320		HCP, Inc.	502,694
52,050	S	Host Hotels & Resorts, Inc.	391,416
			1,347,596
		Total Real Estate Investment Trusts
		(Cost $2,577,339)	2,176,022
PREFERRED STOCK: 0.1%
		Germany: 0.1%
5,593		Henkel KGaA - Vorzug	157,823
127		Porsche AG	8,292
		Total Preferred Stock
		(Cost $224,024)	166,115

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2008 (Unaudited) (continued)

Shares				Value
RIGHTS: 0.1%
		Belgium: 0.1%
15,190		Anheuser-Busch InBev NV		$183,340
4,167		Forits		—
				183,340
		Spain: 0.0%
94,442		Banco Santander SA		57,895
				57,895
		United Kingdom: 0.0%
48,742		Centrica PLC		55,472
7,157		Standard Chartered PLC		45,129
				100,601
		Total Rights
		(Cost $354,772)		341,836
		Total Long-Term Investments
		(Cost $300,559,358)		224,578,264
SHORT-TERM INVESTMENTS: 1.6%
		Affiliated Mutual Fund: 1.6%
3,701,000	S	ING Institutional Prime Money Market Fund - Class I		3,701,000
		Total Short-Term Investments
		(Cost $3,701,000)		3,701,000
		Total Investments in Securities
		(Cost $304,260,358)*	100.8%	$228,279,264
		Other Assets and Liabilities - Net	(0.8)	(1,793,016)
		Net Assets	100.0%	$226,486,248

	@	Non-income producing security
	ADR	American Depositary Receipt
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $310,787,139.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$5,047,733
		Gross Unrealized Depreciation		(87,555,608)
		Net Unrealized Depreciation		$(82,507,875)

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.4%
Aerospace/Defense	1.4
Agriculture	1.4
Airlines	0.7
Apartments	0.2
Apparel	0.1
Auto Manufacturers	1.3
Auto Parts & Equipment	1.1
Banks	10.1
Beverages	2.1
Biotechnology	1.1
Building Materials	0.7
Chemicals	1.2
Commercial Services	1.3
Computers	4.4
Cosmetics/Personal Care	1.8
Distribution/Wholesale	0.9
Diversified	0.4
Diversified Financial Services	1.6
Electric	3.9
Electrical Components & Equipment	0.6
Electronics	1.4
Engineering & Construction	1.3
Entertainment	0.3
Environmental Control	0.0
Food	3.5
Food Service	0.1
Forest Products & Paper	0.1
Gas	1.5
Hand/Machine Tools	0.2
Health Care	0.2
Healthcare - Products	1.5
Healthcare - Services	1.0
Holding Companies - Diversified	0.0
Home Builders	0.2
Home Furnishings	0.3
Hotels	0.2
Household Products/Wares	0.1
Insurance	3.8
Internet	0.4
Investment Companies	0.0
Iron/Steel	1.6
Leisure Time	0.2
Lodging	0.2
Machinery - Construction & Mining	0.2
Machinery - Diversified	0.5
Media	2.6
Metal Fabricate/Hardware	0.1
Mining	1.4
Miscellaneous Manufacturing	2.8
Office/Business Equipment	0.7
Oil & Gas	10.7
Oil & Gas Services	0.8
Packaging & Containers	0.4
Pharmaceuticals	8.0
Pipelines	0.1
Real Estate	0.7
Retail	3.8
Savings & Loans	0.6
Semiconductors	1.1
Software	2.1
Telecommunications	6.6
Toys/Games/Hobbies	0.3
Transportation	0.9
Venture Capital	0.0
Water	0.0
Short-Term Investments	1.6
Other Assets and Liabilities - Net	(0.8)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective March 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of November 30, 2008 in determining the Fund’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$140,787,629	$(186,219)
Level 2- Other Significant Observable Inputs	87,491,635	(4,751,375)
Level 3- Significant Unobservable Inputs	—	—
Total	$228,279,264	$(4,937,594)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2008 (Unaudited) (continued)

Written OTC Call Options

# of			Expiration	Strike		Premiums
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value
8,600	Morgan Stanley	Dow Jones Euro Stoxx 50	12/08/08	2,456.50	EUR	$1,482,856	$(698,719)
3,500	Morgan Stanley	FTSE 100 Index	12/08/08	4,240.48	GBP	1,221,748	(876,462)
208,000	Morgan Stanley	Nikkei 225 Index	12/08/08	8,663.10	JPY	1,246,488	(597,220)
95,600	Goldman Sachs	S&P 500® Index	12/08/08	930.99	USD	5,189,168	(1,388,765)
						$9,140,260	$(3,561,166)
		Total Premiums Received:	$9,140,260
	Total Liabilities for Options Written:		$3,561,166

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2008 (Unaudited) (continued)

At November 30, 2008 the following forward foreign currency contracts were outstanding for the ING Global Advantage and Premium Opp:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
Australian Dollar AUD 6,000,000			USD
	SELL	2/24/09	3,826,560	3,916,880	$(90,320)
Swiss Franc CHF 9,000,000	SELL	2/24/09	7,568,418	7,451,555	116,863
EU Euro EUR 21,720,000	SELL	2/24/09	27,093,506	27,580,789	(487,283)
British Pound GBP 11,000,000	SELL	2/24/09	16,282,607	16,927,070	(644,463)
Japanese Yen JPY 2,000,000,000	SELL	2/24/09	20,924,070	21,009,076	(85,006)
					$(1,190,209)

PORTFOLIO OF INVESTMENTS
ING Global Advantage and Premium Opportunity Fund	as of November 30, 2008 (Unaudited) (continued)

ING Global Advantage and Premium Opportunity Fund Open Futures Contracts on November 30, 2008

			Unrealized
	Number		Appreciation/
Contract Description	of Contracts	Expiration Date	(Depreciation)
Long Contracts
S&P 500	21	12/18/08	$(186,219)
			$(186,219)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Global Advantage and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2009

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 29, 2009